Related Party Transactions - Contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 14, 2021	Aug. 31, 2021	Jul. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Borrowings	$ 2,464,027				$ 2,759,717
11.50% Senior Secured PIK notes
Disclosure of transactions between related parties [line items]
Weighted average rate			11.50%	11.50%
12.50% Unsecured PIK notes
Disclosure of transactions between related parties [line items]
Weighted average rate		12.50%
Parent
Disclosure of transactions between related parties [line items]
Borrowings	797,500
Parent | 1 Year
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 2 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 3 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 4 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 5 Years
Disclosure of transactions between related parties [line items]
Borrowings	797,500
Parent | Thereafter
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 11.50% Senior Secured PIK notes
Disclosure of transactions between related parties [line items]
Borrowings	727,000
Parent | 11.50% Senior Secured PIK notes | 1 Year
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 11.50% Senior Secured PIK notes | 2 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 11.50% Senior Secured PIK notes | 3 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 11.50% Senior Secured PIK notes | 4 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 11.50% Senior Secured PIK notes | 5 Years
Disclosure of transactions between related parties [line items]
Borrowings	727,000
Parent | 11.50% Senior Secured PIK notes | Thereafter
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 12.50% Unsecured PIK notes
Disclosure of transactions between related parties [line items]
Borrowings	70,500
Parent | 12.50% Unsecured PIK notes | 1 Year
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 12.50% Unsecured PIK notes | 2 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 12.50% Unsecured PIK notes | 3 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 12.50% Unsecured PIK notes | 4 Years
Disclosure of transactions between related parties [line items]
Borrowings	0
Parent | 12.50% Unsecured PIK notes | 5 Years
Disclosure of transactions between related parties [line items]
Borrowings	70,500
Parent | 12.50% Unsecured PIK notes | Thereafter
Disclosure of transactions between related parties [line items]
Borrowings	$ 0